Financial instruments (Tables)	6 Months Ended
Jun. 30, 2020
Financial Instruments - additional disclosure [abstract]
Fair value by hierarchy
	Level 1		Level 2		Level 3		Total

(USD millions)	Jun 30, 2020	Dec 31, 2019	Jun 30, 2020	Dec 31, 2019	Jun 30, 2020	Dec 31, 2019	Jun 30, 2020	Dec 31, 2019

Marketable securities
Debt securities			24	24			24	24

Fund investments	33	37					33	37

Total marketable securities	33	37	24	24			57	61

Derivative financial instruments			136	102			136	102

Total marketable securities and derivative financial instruments	33	37	160	126			193	163

Long-term financial investments
Debt and equity securities	904	976			539	581	1 443	1 557

Fund investments					235	233	235	233

Contingent consideration receivables					444	399	444	399

Total long-term financial investments	904	976			1 218	1 213	2 122	2 189

Associated companies at fair value through profit or loss					175	186	175	186

Contingent consideration payables					– 1 039	– 1 036	– 1 039	– 1 036

Other financial liabilities					– 20	– 29	– 20	– 29

Derivative financial instruments			– 126	– 185			– 126	– 185

Total financial liabilities at fair value			– 126	– 185	– 1 059	– 1 065	– 1 185	– 1 250

Disclosure of detailed information about borrowings
Coupon	Currency	Nominal amount (USD millions)	Maturity year	Issuer	Issue price	Carrying value Jun 30, 2020 (USD millions)

1.75%	USD	1 000	2025	Novartis Capital Corporation, New York, United States	99.852%	996

2.00%	USD	1 250	2027	Novartis Capital Corporation, New York, United States	99.909%	1 245

2.20%	USD	1 500	2030	Novartis Capital Corporation, New York, United States	99.869%	1 492

2.75%	USD	1 250	2050	Novartis Capital Corporation, New York, United States	97.712%	1 213